SCHEDULE OF ISSUED AND FULLY PAID STOCK (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Equity [Abstract]
Issued and fully paid ordinary stock	$ 876	$ 6,835	$ 5,091
Issued and fully paid preference shares	$ 415	$ 3,236